FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2019
Disclosure of finance costs, net [Abstract]
FINANCE COSTS, NET
NOTE 24 – FINANCE COSTS, NET

	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Net foreign exchange rate gains	2	*	4
Interest income from cash, cash equivalents and deposits	2	2	3
Finance income	4	2	7

Interest expenses	171	47	40
CPI linkage expenses	4	3	*
Interest for lease liabilities			20
Finance charges for financial liability			9
Other finance costs	9	5	6
Finance expenses	184	55	75
	180	53	68

* Representing an amount of less than 1 million